Allocated Purchase Price To The Acquired Assets And Liabilities (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Allocated Purchase Price To The Acquired Assets And Liabilities
Allocated Purchase Price To The Acquired Assets And Liabilities

The Company allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$

Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–

Singapore allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$
Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–